SCHEDULE OF SHORT TERM DEBT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Line of Credit Facility [Line Items]
Short-term loan portion	$ 455,103	$ 258,539
Long-term loan portion	$ 653,185	752,859
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits		769,330	$ 6,000,000
August 23, 2021 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate
August 23, 2021 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 641,262
Line of credit
August 23, 2021 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit		241,884
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%
September 27, 2021 [Member]
Line of Credit Facility [Line Items]
Short-term loan portion	$ 99,640	16,655
Long-term loan portion	653,185	$ 752,859
September 27, 2021 [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 769,514
Line of credit facility, interest rate	Prime Rate -2.50%
August 1, 2022 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate
August 1, 2022 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 641,109
August 1, 2022 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 99,020
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%
August 1, 2022 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 256,443
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%